INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
6.	INTANGIBLE ASSETS, NET

	December 31,
	2023	2022
Finite-lived intangible assets:

Internal-use software	$4,199	$4,200
Less: accumulated amortization	(4,194)	(2,827)

Intangible assets, net	$5	$1,373

The amortization expenses of
internal
-use
software recognized for the years ended December
31, 2023, 2022 and 2021 were $
1,364
, $
1,396
and $
1,401
, respectively.
As of December 31, 2023, the estimated future amortization expenses of internal-use
software are as follows:

Year ending December 31, 2024	$5

$5